CONVERTIBLE DEBT - Summary of the individual convertible notes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
CONVERTIBLE DEBT
Gross Proceeds	$ 5,456,000	$ 740,000
Conversion Price			$ 1
2024 Convertible Notes
CONVERTIBLE DEBT
Gross Proceeds			$ 2,440,000
Investor owned percentage of stock			5.00%
9/12/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 25,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
9/12/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 100,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
9/18/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 200,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
9/18/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 100,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
9/20/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 275,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
9/24/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 40,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
10/7/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 200,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
10/10/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 800,000
Conversion Price			$ 1.1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
10/24/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 100,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			90 days
Maturity Date (from issuance date)			180 days
11/26/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 200,000
Conversion Price			$ 1
Conversion Option Period of Exercisability (from issuance date)			30 days
Maturity Date (from issuance date)			40 days
12/3/2024
CONVERTIBLE DEBT
Gross Proceeds			$ 400,000
Conversion Price			$ 1.1
Conversion Option Period of Exercisability (from issuance date)			30 days
Maturity Date (from issuance date)			40 days